BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Growth Fund

Supplement dated March 31, 2016
to the Prospectus
dated October 28, 2015

This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

1.    The paragraph under the sub-section entitled "Principal Investment Strategies - BlackRock's Principal Investment Strategies" under the section entitled “Summary Section” is hereby deleted and replaced with the following:

BlackRock invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segments of the United States market for publicly traded equity securities as represented by the Russell Midcap® Growth Index, which tracks the performance of mid capitalization companies, and the Russell 2000® Growth Index, which tracks the performance of small capitalization companies.

2.    The paragraphs under the sub-section entitled "Principal Investment Strategies – BlackRock's Principal Investment Strategies" under the section entitled “Additional Information Regarding the Fund’s Investment Objective and Strategies” are hereby deleted and replaced with the following:

BlackRock invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segments of the United States market for publicly traded equity securities as represented by the Russell Midcap® Growth Index and the Russell 2000® Growth Index. The Russell Midcap® Growth Index measures the performance of mid capitalization companies represented in the Russell Midcap® Index with higher price/book ratios and higher predicted and historical growth rates. The Russell 2000® Growth Index measures the performance of small capitalization companies represented in the Russell 2000® Index with higher price/book ratios and higher predicted and historical growth rates. When deemed appropriate by BlackRock, BlackRock may invest assets of its allocated portion of the Small/Mid Cap Growth Fund in futures contracts for the purpose of acting as a temporary substitute for investment in equity securities included in the Russell Midcap® Growth Index and the Russell 2000® Growth Index. BlackRock may use derivatives as a means to invest small liquidity balances and accruals.

BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Value Fund

Supplement dated March 31, 2016
to the Prospectus
dated October 28, 2015

This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

1.    The paragraph under the sub-section entitled "Principal Investment Strategies - BlackRock's Principal Investment Strategies" under the section entitled “Summary Section” is hereby deleted and replaced with the following:

BlackRock invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segments of the United States market for publicly traded equity securities as represented by the Russell Midcap® Value Index, which tracks the performance of mid capitalization companies, and the Russell 2000® Value Index, which tracks the performance of small capitalization companies.

2.    The paragraphs under the sub-section entitled "Principal Investment Strategies – BlackRock's Principal Investment Strategies" under the section entitled “Additional Information Regarding the Fund’s Investment Objective and Strategies" are hereby deleted and replaced with the following:

BlackRock invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segments of the United States market for publicly traded equity securities as represented by the Russell Midcap® Value Index and the Russell 2000 Value® Growth Index. The Russell Midcap® Value Index measures the performance of mid capitalization companies represented in the Russell Midcap® Index with lower price/book ratios and lower predicted and historical growth rates. The Russell 2000® Value Index measures the performance of the small capitalization companies represented in the Russell 2000® Index with lower price/book ratios and lower predicted and historical growth rates. When deemed appropriate by BlackRock, BlackRock may invest assets of its allocated portion of the Small/Mid Cap Value Fund in futures contracts for the purpose of acting as a temporary substitute for investment in equity securities included in the Russell Midcap® Value Index and the Russell 2000® Value Index. BlackRock may use derivatives as a means to invest small liquidity balances and accruals.